Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥) ¥ / shares shares	Jun. 30, 2014 CNY (¥) ¥ / shares shares	Jun. 30, 2013 CNY (¥) ¥ / shares shares
Revenues:
Online recruitment services		$ 172,476	¥ 1,069,351	¥ 882,474	¥ 769,105
Other services revenues		35,576	220,573	197,282	139,778
Total revenues		208,052	1,289,924	1,079,756	908,883
Less: Business tax and surcharge		(3,008)	(18,649)	(22,023)	(42,023)
Net revenues		205,044	1,271,275	1,057,733	866,860
Cost of services	[1]	(18,696)	(115,918)	(95,353)	(68,489)
Gross profit		186,348	1,155,357	962,380	798,371
Operating expenses:
Sales and marketing expenses	[1]	(99,230)	(615,225)	(506,224)	(414,436)
General and administrative expenses	[1]	(40,970)	(254,011)	(229,230)	(175,491)
Total operating expenses	[1]	(140,200)	(869,236)	(735,454)	(589,927)
Income from operations		46,148	286,121	226,926	208,444
Other (expenses)/income:
Foreign currency exchange (loss)/gain		179	1,107	618	(28)
Investment and interest income, net		3,240	20,091	7,328	14,672
Other income/(expense), net		(143)	(888)	1,709	2,869
Income before income tax expenses		49,424	306,431	236,581	225,957
Income tax expenses		(8,679)	(53,809)	(49,928)	(70,156)
Net income		40,745	252,622	186,653	155,801
Add: Net loss/(income) attributable to non-controlling interest		(226)	(1,404)	(763)	32
Net income attributable to Zhaopin Limited's shareholders		40,519	251,218	185,890	155,833
Less: Deemed dividend to a preferred shareholder		0	0	0	(265,032)
Income allocated to participating preferred shareholders		0	0	(708)	0
Net (loss)/income attributable to ordinary shareholders		$ 40,519	¥ 251,218	¥ 185,182	¥ (109,199)
Net (loss)/income per share:
Basic | (per share)		$ 0.39	¥ 2.42	¥ 2.21	¥ (20.53)
Diluted | (per share)		0.36	2.23	1.97	(20.53)
Net (loss)/income per ADS:
Basic | (per share)	[2]	0.78	4.84	4.42	(41.06)
Diluted | (per share)	[2]	$ 0.72	¥ 4.46	¥ 3.94	¥ (41.06)
Weighted average number of shares used in computing net (loss)/income per share:
Basic		103,940,977	103,940,977	83,891,097	5,319,527
Diluted		112,486,432	112,486,432	94,425,823	5,319,527
Comprehensive income:
Net income		$ 40,745	¥ 252,622	¥ 186,653	¥ 155,801
Foreign currency translation adjustment, net of tax		(240)	(1,487)	992	8,911
Total comprehensive income		40,505	251,135	187,645	164,712
Add: Comprehensive loss/(income) attributable to non-controlling interest		(226)	(1,404)	(763)	32
Comprehensive income attributable to Zhaopin Limited's shareholders		$ 40,279	¥ 249,731	¥ 186,882	¥ 164,744

[1]	(1) Share-based compensation expenses were allocated to cost of services and operating expenses as follows: Cost of services 239 102 35 6 Sales and marketing expenses 1,555 678 235 38 General and administrative expenses 3,911 29,463 23,177 3,738
[2]	(2) Each American depositary shares ("ADSs") represents two ordinary shares